Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 371.55
Total Fee Amount	391.73
Total Transaction Valuation	2,836,595.56
Total Offset Amount	0.00
Net Fee	$ 20.18
Offering Table N/A
Offset Table N/A	N/A